Property, Plant and Equipment, Net (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Apr. 11, 2023 USD ($)	Apr. 03, 2023 USD ($)	Apr. 03, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Feb. 13, 2023 USD ($)	Feb. 13, 2023 CNY (¥)
Property, Plant and Equipment, Net (Details) [Line Items]
Percentage of equity interest				80.00%	80.00%	80.00%	100.00%	100.00%	100.00%
Subsidiary					$ 307,018	¥ 2,240,000		$ 6,141,721	¥ 44,810,000
Disposed at the carrying amount				$ 679,603			$ 2,302,209
Construction in progress	$ 3,095,981
Depreciation	507,672	$ 824,664	$ 439,044
Tianjin Dilang [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Disposal	941,715
Tianjin Jiahao [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Disposal	$ 2,535,370